Disclosure of detailed information about supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Trade and other receivables	$ 16,198	$ (8,979)
Other financial assets/liabilities	(17,290)	6,620
Inventories	(32)	(18,690)
Prepaid expenses	(38)	(4,619)
Trade and other payables	(19,608)	(6,336)
Change in taxes payable/receivable, net	7,881	39,326
Provisions and other liabilities	(1,030)	1,693
Increase (decrease) in working capital	$ (13,919)	$ 9,015